9. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 9. COMMITMENTS AND CONTINGENCIES

Consulting Contracts

In December 2011, the Company entered into a 6 month investment banking and financial advisor agreement with a broker-dealer who is a member of FINRA pursuant to which it agreed to act as an exclusive investment banking consultant (the “Consultant”) for the Company. The Company shall pay the Consultant 10% of gross proceeds raised from a private placement financings and warrants to purchase shares of the Company’s common stock equal to 10% of the number of shares sold from such private placement financings. The Company shall pay a $25,000 retainer fee for its services whereby $12,500 of the retainer fee shall be creditable against cash commissions payable to such Consultant. Between December 2011 and February 2012, the Company paid the $25,000 retainer.

Additionally, in December 2011, the Company had entered into a consulting and advisory agreement with the same Consultant (see above) which term is from the date of this agreement through the 3 year anniversary of the final closing of the financing of the Company’s convertible promissory note as defined in the agreement. The Company shall pay $5,000 commencing on the month following the initial closing of the financing. In January 2012, the Company had issued 4,200,000 shares of the Company’s common stock pursuant to the terms of the consulting agreement (see Note 7). The 4,200,000 shares were subject to a re-purchase in the event that there has been no closing of the financing after 1 year pursuant to this agreement. The Consultant did not achieve its minimum financing requirement thereby the Company terminated such agreement and the Company re-purchased the 4,200,000 shares of common stock for $20,000 pursuant to such agreement. As a result, the Company cancelled these 4,200,000 shares. The amendment and termination agreement where administratively issued in July 2012. In July 2012, the Company entered into a 3 year non-exclusive investment banking and financial advisor agreement with the same Consultant pursuant to which it agreed to act as an investment banking and financial advisor consultant for the Company. The Company shall pay the Consultant 10% of gross proceeds raised from the closing of financings and five year warrants to purchase shares of the Company’s common stock equal to 10% of the number of shares sold from such financings. The Company shall reimburse such Consultant its actual and pre-approved out of pocket expenses. Additionally, in July 2012, the Company entered into a subscription agreement with an affiliate of the Consultant whereby the Company sold 1,000,000 shares of the Company’s common stock for $1,000.

In July 2011, the Company entered into a 4 year Rebate Agreement (the “Rebate Agreement”) with a distributor. The Company received a one-time advance rebate allowance of $375,000 and marketing allowance of $25,000 whereby the Company will purchase at least 90% of the Company’s monthly purchase requirements of products for sale from such distributor. Pursuant to the Rebate Agreement, the Company is eligible to receive volume cash discount, volume flat rebates, marketing rebate and annual growth rebates as defined in the Rebate Agreement. The allowance is subject to a repayment claw back provision upon the occurrence of either (i) the acquisition of the Company by a third party including the sale of all or substantially all of the Company’s equity or assets, a merger, or transaction resulting in a change of control or (ii) the Company does not honor its purchase commitments for 2 or 3 consecutive months in a 12 month period. If a repayment claw back occurs, the Company shall pay back the unearned portion of any discounts, rebates and allowances paid by the distributor. The Company recorded the advance rebate and marketing allowance as deferred discount as reflected in the accompanying consolidated balance sheets. The Company amortizes the advance rebate to cost of sales and amortizes the advance marketing allowance to expense over the term of the Rebate Agreement. Deferred discount- short term at September 30, 2012 and December 31, 2011 was $100,000 and will be amortized within a year. Deferred discount- long term at September 30, 2012 and December 31, 2011 was $175,000 and $250,000, respectively, and will be amortized over the remaining term of the agreement beyond one year period.

Operating Lease

A lease agreement was signed for office and warehousing space located in Broward County, Florida with an initial term commencing on June 1, 2011 and expiring on July 31, 2014. Such office space consists of approximately 6,962 square feet and serves as the corporate headquarters of the Company and its subsidiary, Hinson Office Supply. There are no minimum, contingent or sublease arrangements in the lease.  Future minimum rental payments required under this operating lease are as follows:

●	Period ending December 31, 2012	$13,141

●	Period ending December 31, 2013	$53,027

●	Thereafter	$31,311

Included in the lease is a $10,345 credit against rent due for work performed by the Company for leasehold improvements to office and warehousing space.  This is not reflected in the numbers above.

In September 2012, the Company entered into a lease agreement for an office and warehousing space located in San Diego, California for a period of 12 months which will serve as the headquarters of the Company’s subsidiary, Superwarehouse. The term shall commence on October 1, 2012 and ends on September 30, 2013. The monthly base rent shall be $963. Future minimum rental payments required under this operating lease are as follows:

●	Period ending December 31, 2012	$2,889

●	Period ending December 31, 2013	$8,667

Rent expense was $73,266 and $24,633 for the nine months ended September 30, 2012 and 2011, respectively.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Consulting Contracts

In March 2011 the Company entered into a consulting agreement with Brainard Equities, LLC in connection with business development and advisory services related to acquisition matters to the Company. This agreement is in effect for one year and payment was made in full on March 23, 2011 in the amount of $50,000.

In December 2011, the Company entered into a 6 month investment banking and financial advisor agreement pursuant to which it agreed to act as an exclusive investment banking consultant (the “Consultant”) for the Company. The Company shall pay the Consultant 10% of gross proceeds raised from a private placement financings and warrants to purchase shares of the Company’s common stock equal to 10% of the number of shares sold from such private placement financings. The Company shall pay a $25,000 retainer fee for its services. In December 2011, the Company paid $12,500 of the retainer.

Additionally, in December 2011, the Company entered into a consulting and advisory agreement with the same Consultant (see above) which term is from the date of this agreement through the 3 year anniversary of the final closing of the financing of the Company’s convertible promissory note as defined in the agreement. The Company shall pay $5,000 commencing on the month following the initial closing of the financing. The Company shall issue 4,200,000 shares of the Company’s Common stock for advisory services. The 4,200,000 shares are subject to a re-purchase in the event that there has been no closing of the financing after 1 year pursuant to this agreement. No funds were raised as of December 31, 2011 and as such the Company was not obligated to issue the 4,200,000 shares to the Consultant.

In July 2011, the Company entered into a 4 year Rebate Agreement (the “Agreement”) with a distributor. The Company received a one-time advance rebate allowance of $375,000 and marketing allowance of $25,000 whereby the Company will purchase at least 90% of the Company’s monthly purchase requirements of products for sale from such distributor. Pursuant to the Agreement, the Company is eligible to receive volume cash discount, volume flat rebates, marketing rebate and annual growth rebates as defined in the Agreement. The allowance is subject to a repayment claw back provision upon the occurrence of either (i) the acquisition of the Company by a third party including the sale of all or substantially all of the Company’s equity or assets, a merger, or transaction resulting in a change of control or (ii) the Company does not honor its purchase commitments for 2 or 3 consecutive months in a 12 months period. If a repayment claw back occurs, the Company shall pay back the unearned portion of any discounts, rebates and allowances paid by the distributor. The Company recorded the advance rebate and marketing allowance as deferred discount as reflected in the accompanying consolidated balance sheets. The Company amortizes the advance rebate to cost of sales and amortizes the advance marketing allowance to expense over the term of the Agreement. Deferred discount- short term at December 31, 2011 was $100,000 and will be amortized within a year. Deferred discount- long term at December 31, 2011 was $250,000 and will be amortized over the remaining term of the agreement beyond one year period.

Operating Lease

A lease agreement was signed for office and warehousing space located in Broward County, Florida with an initial term commencing on June 1, 2011 and expiring on July 31, 2014. Such office space consists of approximately 6,962 square feet and serves as the corporate headquarters of the Company and its subsidiary, Lamfis. There are no minimum, contingent or sublease arrangements in the lease.  Future minimum rental payments required under this operating lease are as follows:

·	Period ending December 31, 2012	$51,953
·	Period ending December 31, 2013	$53,027
·	Thereafter	$31,311

Included in the lease is a $10,345 credit against rent due for work performed by the Company for leasehold improvements to office and warehousing space.  This is not reflected in the numbers above.

In August 2011, the Company entered into an amendment agreement whereby the lease for an office and warehousing space located in San Diego, California was extended up to September 30, 2012 which serves as the headquarters of the Company’s subsidiary, Superwarehouse. The monthly base rent for the extended period shall be $1,993. Future minimum rental payments required under this operating lease are as follows:

·	Period ending December 31, 2012	$23,916

Rent expense was $39,125 and $12,840 for the years ended December 31, 2011 and 2010, respectively.

Employment Agreement

On April 27, 2010, the Company entered into an employment agreement (the “Employment Agreement”) with Mr. Kriegstein, Chief Executive Officer of the Company and Mr. Merrick, Chief Financial Officer of the Company (the “Executives”). The term of this Employment Agreement shall commence on the effective date and end on the date which is the earlier of (i) the second anniversary of the Effective Date, or (ii) the date on which the Company either concludes an initial public offering of its securities or consummates a transaction in which the Company is acquired by another individual or entity (the “Termination Date”). The term may be extended for additional one (1) year period by written notice given by the Company to the Executives at least 60 days before the expiration of the term. Mr. Kriegstein’s present base salary is $50,000 per year and Mr. Merrick’s present base salary is $48,000. The Executives are entitled to receive discretionary bonus compensation as determined by the board of directors from time to time. During the employment term, the Executives shall be entitled to (i) vacation per annum, (ii) business expense reimbursements and (iii) participate in all benefit programs of the Company currently existing as defined in the Employment Agreement. If Executive’s employment is terminated without cause, upon death or should he become disabled, the Executives will be entitled to his base salary for a period of the earlier of (i) 1 year from and after the date of death and if disabled, 6 months following such disability or (ii) the Termination Date. As defined in the agreement, the Executives are restricted from competing with the Company for 1 year following such termination.   On February 8, 2012, this Employment Agreement was amended (see Note 11).